Foreclosed Assets (Foreclosed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance
Foreclosed assets, net	$ 1,636	$ 1,636
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate	$ 1,636	$ 1,636